Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Lease Cost	Supplemental balance sheet information related to operating leases was as follows:
	As of
	September 30, 2024	December 31, 2023
Operating lease:
Right-of-use asset	$12,618,789	$12,512,585
Less: accumulated amortization	(2,447,706)	(1,004,432)
Right-of-use asset, net	$10,171,083	$11,508,153

Lease liabilities:
Current lease liabilities	$1,295,842	$1,229,329
Non-current lease liabilities	9,718,742	10,646,053
Total lease liabilities:	$11,014,584	$11,875,382

Other supplemental information about the Company’s operating lease as of September 30, 2024 and December 31, 2023 are as follow:
	As of
	September 30, 2024	December 31, 2023
Weighted average discount rate	6.58%	6.58%
Weighted average remaining lease term (years)	4.67	5.42
Supplemental balance sheet information related to the operating lease was as follows:
As of December 31, 2023
Operating lease:
Right-of-use asset	12,512,585
Less: accumulated depreciation	(1,004,432)
Right-of-use asset, net	$11,508,153

Lease liabilities:
Current lease liabilities	1,229,329
Non-current lease liabilities	10,646,053
Total lease liabilities	$11,875,382
Other supplemental information about the Company’s operating lease as of December 31, 2023 are as follow:
Weighted average discount rate	6.58%
Weighted average remaining lease term (years)	5.42

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities as of September 30, 2024 were as follows:
For the year ending September 30,	Operating lease
2025	$1,951,717
2026	2,373,467
2027	3,216,968
2028	3,216,968
2029	2,144,645
Total minimum lease payments	12,903,765
Less: imputed interest	(1,889,181)
Future minimum lease payments	$11,014,584
Maturities of operating lease liabilities as of December 31, 2023 were as follows:
For the year ended December 31,	Operating lease

2024	$1,942,181
2025	1,942,181
2026	2,676,638
2027	3,201,250
2028	3,201,250
Thereafter	1,333,854
Total minimum lease payments	14,297,354
Less: imputed interest	(2,421,972)
Total operating lease liabilities	$11,875,382